UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
 (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Nelson N. Lee
Capital International, Inc.
11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(Name and Address of Agent for Service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EMERGING MARKETS GROWTH FUND

Investment portfolio		unaudited
September 30, 2008

Equity securities		Value
	Shares	(000)

Argentina - 0.24%
Empresa Distribuidora y Comercializadora Norte SA, Class B (ADR) (1)	1,037,300	$6,742
Grupo Financiero Galicia SA, Class B (1)	5	-
Grupo Financiero Galicia SA, Class B (ADR) (1)	1,175,700	5,491
Telecom Argentina SA, Class B (ADR) (1)	116,300	1,425
Tenaris SA (ADR)	289,300	10,788
		24,446

Brazil - 8.73%
Anhanguera Educacional Participações SA, units	1,543,400	15,166
B2W - Cía. Global do Varejo, ordinary nominative	172,600	4,167
B2W - Cía. Global do Varejo (GDR) (acquired 10/11/05, cost: $397,000) (2)	14,678	709
CESP - Cía. Energética de São Paulo, Class B, preferred nominative	402,760	3,492
Cía. de Saneamento de Minas Gerais, ordinary nominative	1,444,800	15,185
Cía. Energética de Minas Gerais - CEMIG, preferred nominative	7,879,245	155,680
Cía. Energética de Minas Gerais - CEMIG, preferred nominative (ADR)	199,250	3,933
Cía. Vale do Rio Doce, Class A, preferred nominative	6,409,000	110,162
Cía. Vale do Rio Doce, ordinary nominative (ADR)	8,400	161
Cía. Vale do Rio Doce, Class A, preferred nominative (ADR)	2,309,024	40,870
Companhia de Concessões Rodoviárias, ordinary nominative	3,737,200	49,096
Drogasil SA, ordinary nominative	1,521,000	8,113
Dufry South America Ltd. (BDR) (3)	3,716,500	30,857
Estácio Participações SA, ordinary nominative	770,300	5,788
Helbor Empreendimentos SA, ordinary nominative	2,130,700	3,919
Hypermarcas SA, ordinary nominative (1)	4,144,000	28,244
Itaúsa - Investimentos Itaú SA, preferred nominative	3,471,914	17,368
LIGHT SA, ordinary nominative	560,613	6,979
Marfrig Frigoríficos e Comércio de Alimentos SA, ordinary nominative	4,848,000	44,811
NET Serviços de Comunicação SA, preferred nominative (1)	2,506,700	21,379
New GP Capital Partners, LP, Class B (acquired 1/28/94, cost: $11,955,000) (1) (2) (3) (4)	27,000	-
OGX Petróleo e Gás Participações SA, ordinary nominative (1)	77,000	15,659
PDG Realty SA Empreendimentos e Participações, ordinary nominative	121,200	857
Perdigão SA, ordinary nominative	2,226,029	42,579
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	1,725,800	75,849
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	1,459,100	54,600
SLC Agrícola SA	623,764	5,373
Telemig Celular Participações SA, preferred nominative (ADR)	329,769	12,205
Telemig Celular SA, Class G, preferred nominative	38,529	11,540
Tele Norte Leste Participações SA, preferred nominative	228,500	3,902
TIM Participações SA, ordinary nominative (1)	15,929,102	58,593
TIM Participações SA, preferred nominative	5,572,260	11,566
TIM Participações SA, preferred nominative (ADR)	322,200	6,721
Usinas Siderúrgicas de Minas Gerais SA, ordinary nominative	241,050	4,858
Usinas Siderúrgicas de Minas Gerais SA, Class A, preferred nominative	724,870	15,431
		885,812

Canada - 0.34%
Banro Corp. (1)	1,795,700	4,735
Banro Corp., warrants expire September 17, 2011 (1)	366,100	690
CIC Energy Corp. (1) (3)	3,251,700	9,830
Farallon Resources Ltd. (1)	8,407,500	3,009
Ivanhoe Mines Ltd. (1)	711,500	4,322
Katanga Mining Ltd. (1)	1,457,533	6,904
Platmin Ltd. (1)	1,985,700	4,413
Platmin Ltd. (CDI) (1)	64,200	183
		34,086

Chile - 1.50%
Cía. de Telecomunicaciones de Chile SA (ADR)	6,712,218	45,710
Distribución y Servicio D&S SA	15,686,756	5,712
Empresas La Polar SA	5,839,400	16,714
Enersis SA (ADR)	3,676,300	59,997
Ripley Corp SA	39,636,796	24,055
		152,188

China - 12.94%
Acorn International, Inc. (ADR) (1)	75,000	406
Advanced Semiconductor Manufacturing Corp. Ltd. (Hong Kong) (1)	8,030,000	200
AirMedia Group Inc. (ADR) (1)	520,774	3,880
Alibaba.com Ltd. (Hong Kong) (1)	28,647,000	26,547
Anhui Conch Cement Co. Ltd. (Hong Kong) (1)	5,055,500	19,213
Anhui Conch Cement Co. Ltd., Class A Call Warrants issued by Citigroup, expire January 20, 2010 (acquired 12/21/06, cost: $2,045,000) (1) (2)	380,926	1,467
Anhui Conch Cement Co. Ltd., Class A Call Warrants issued by Merrill Lynch, expire September 16, 2013 (acquired 9/08/08, cost: $13,747,000) (1) (2)	3,399,000	13,025
ANTA Sports Products Ltd. (Hong Kong)	34,608,600	20,011
Bank of China Ltd. (Hong Kong)	154,954,000	59,421
Beijing Enterprises Holdings Ltd. (Hong Kong)	6,527,000	24,837
BYD Co. Ltd. (Hong Kong)	37,090,200	61,698
China Aoyuan Property Group Ltd. (Hong Kong)	8,953,000	971
China Communications Construction Co. Ltd. (Hong Kong)	3,907,000	3,384
China Construction Bank Corp. (Hong Kong)	86,332,600	57,315
China Gas Holdings Ltd. (Hong Kong)	81,871,000	14,030
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)	50,131,000	91,679
China Huiyuan Juice Group Ltd. (Hong Kong)	930,500	1,156
China Life Insurance Co. Ltd. (Hong Kong)	4,738,000	17,546
China Life Insurance Co. Ltd. (ADR)	147,006	8,176
China Mengniu Dairy Co. (Hong Kong)	15,631,000	15,924
China Mobile Ltd. (Hong Kong)	805,000	8,062
China National Offshore Oil Corp. (Hong Kong)	5,097,000	5,850
China Overseas Land & Investment Ltd. (Hong Kong)	21,152,083	25,619
China Petroleum & Chemical Corp. (Hong Kong)	94,051,000	74,668
China Railway Construction Corp. Ltd. (Hong Kong) (1)	34,146,000	45,230
China Resources Enterprise Ltd. (Hong Kong)	7,394,000	18,025
China Resources Land Ltd. (Hong Kong)	20,262,000	21,278
China Shenhua Energy Co. Ltd. (Hong Kong)	64,013,500	154,293
China Yurun Food Group Ltd. (Hong Kong)	14,313,000	18,500
COSCO Pacific Ltd. (Hong Kong)	19,971,000	22,885
Ctrip.com International Ltd. (ADR)	517,780	19,991
Focus Media Holding Ltd. (ADR) (1)	1,281,100	36,524
Giant Interactive Group Inc. (ADR) (1)	1,031,200	6,868
GOME Electrical Appliances Holding Ltd. (Hong Kong)	204,836,316	59,808
Industrial and Commercial Bank of China Ltd. (Hong Kong)	162,167,000	96,618
Intime Department Store (Group) Co. Ltd. (Hong Kong)	1,101,500	458
KWG Property Holding Ltd. (Hong Kong)	4,136,000	1,135
Lenovo Group Ltd. (Hong Kong)	72,000,700	31,682
Li Ning Co. Ltd. (Hong Kong)	8,602,000	15,079
NetDragon Websoft Inc. (Hong Kong)	6,497,500	4,055
New Oriental Education & Technology Group Inc. (ADR) (1)	194,300	12,482
Nine Dragons Paper Industries Co. Ltd. (Hong Kong)	105,900,200	39,730
Perfect World Co. Ltd., Class B (ADR) (1)	418,700	9,396
Qinghai Salt Lake Potash Co. Ltd., Class A Call Warrants issued by UBS AG, expire May 10, 2010 (acquired 5/8/07, cost: $4,091,000) (2)	823,914	8,358
Shanghai Forte Land Co. Ltd. (Hong Kong) (1)	7,550,000	1,254
Shanghai Prime Machinery Co. Ltd. (Hong Kong)	20,880,000	2,758
Sinofert Holdings Ltd. (Hong Kong)	9,547,740	4,762
Suntech Power Holdings Co. Ltd. (ADR) (1)	1,099,700	39,446
Tong Ren Tang Technologies Co. Ltd. (Hong Kong)	558,900	479
TPV Technology Ltd. (Hong Kong)	65,728,000	20,242
Weichai Power Co. Ltd. (Hong Kong)	10,941,000	41,181
Wumart Stores, Inc. (Hong Kong)	11,344,384	9,021
Xinao Gas Holdings Ltd. (Hong Kong)	12,578,000	17,047
		1,313,670

Colombia - 0.43%
Cía. de Cemento Argos SA	1,999,900	7,125
Inversiones Argos SA	7,906,483	36,520
		43,645

Croatia - 0.12%
HT - Hrvatske telekomunikacije d.d. (GDR)	254,473	12,596

Czech Republic - 0.12%
Telefónica 02 Czech Republic, AS	508,500	11,867

Egypt - 1.73%
Commercial International Bank (Egypt) S.A.E.	1,324,719	9,657
Egyptian Company for Mobile Services S.A.E.	2,142,150	41,855
Orascom Construction Industries Co.	642,140	37,200
Orascom Construction Industries Co. (GDR)	347,356	36,160
Orascom Telecom Holding S.A.E. (GDR)	1,412,561	50,348
Raya Holding Co. for Technology and Communication S.A.E.	569,929	799
		176,019

Germany - 0.03%
C.A.T. oil AG (1)	676,765	3,167

Hong Kong - 0.52%
C C Land Holdings Ltd.	27,686,200	5,949
Clear Media Ltd. (1)	11,536,000	5,180
Kingway Brewery Holdings Ltd. (1)	3,993,300	329
Shangri-La Asia Ltd.	28,471,246	40,860
		52,318

India - 6.80%
Ambuja Cements Ltd.	26,555,531	45,255
Apollo Hospitals Enterprise Ltd.	1,222,966	11,785
Apollo Hospitals Enterprise Ltd. (GDR)	233,800	2,253
Bharat Electronics Ltd.	380,971	7,362
Bharat Heavy Electricals Ltd.	376,458	13,007
Bharti Airtel Ltd. (1)	5,576,174	94,840
Cummins India Ltd.	1,182,073	7,753
DLF Ltd.	13,932,618	107,157
Dr. Reddy's Laboratories Ltd.	533,936	5,893
Future Capital Holdings Ltd. (1)	646,417	3,870
GMR Infrastructure Ltd. (1)	2,892,000	5,555
Hindustan Unilever Ltd.	886,919	4,809
Housing Development Finance Corp. Ltd.	1,177,294	54,970
India Cements Ltd.	1,865,000	5,019
Info Edge (India) Ltd.	4,663	59
Infosys Technologies Ltd.	858,820	25,950
Infrastructure Development Finance Co. Ltd.	6,697,291	10,505
Larsen & Toubro Ltd.	655,130	34,742
McLeod Russel India Ltd. (3)	5,566,169	10,037
Multi Screen Media Private Ltd. (acquired 5/15/00, cost: $107,294,000) (1) (2)	284,195	24,754
Mundra Port and Special Economic Zone Ltd.	83,696	780
Rajesh Exports Ltd.	7,591,146	4,726
Ranbaxy Laboratories Ltd.	1,280,423	6,850
Reliance Industries Ltd.	2,229,772	94,229
Sanghvi Movers Ltd.	969,167	3,771
Shopper's Stop Ltd.	1,005,300	4,739
Shree Cement Ltd.	56,700	612
Sobha Developers Ltd.	263,020	974
Sun Pharmaceutical Industries Ltd.	242,857	7,718
Suzlon Energy Ltd.	23,924,689	79,087
United Spirits Ltd.	310,419	8,467
Wipro Ltd.	365,778	2,704
		690,232

Indonesia - 3.62%
PT Astra International Tbk	43,335,000	77,659
PT Bank Mandiri (Persero) Tbk	113,853,500	31,658
PT Ciputra Surya Tbk (1)	30,567,500	1,001
PT Indo Tambangraya Megah Tbk	13,184,500	30,557
PT Jaya Real Property	9,808,000	937
PT Medco Energi Internasional Tbk (1)	38,670,000	14,796
PT Ramayana Lestari Sentosa Tbk	231,641,000	19,897
PT Surya Citra Media Tbk	38,277,500	3,127
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	249,201,652	187,440
		367,072

Israel - 1.06%
"Bezeq" The Israel Telecommunication Corp. Ltd.	25,214,700	45,076
Bank Hapoalim B.M.	2,787,036	8,886
Israel Chemicals Ltd.	1,450,719	22,023
Orbotech Ltd. (1)	425,673	3,401
Partner Communications Co. Ltd.	625,604	11,951
Shufersal Ltd.	3,401,100	16,812
		108,149

Kazakhstan - 0.00%
JSC KazMunaiGas Exploration Production	1	-

Malaysia - 3.63%
AirAsia Bhd. (1)	15,185,700	5,547
Astro All Asia Networks PLC	6,357,300	5,611
Bumiputra-Commerce Holdings Bhd.	42,953,149	96,527
Eastern & Oriental Bhd.	20,582,430	4,836
Gamuda Bhd.	3,608,200	2,247
Genting Bhd.	6,738,900	10,382
IJM Corp. Bhd. (1) (3)	49,794,514	68,289
IJM Land Bhd., warrants expire September 11, 2013 (1)	4,874,651	319
IOI Corp. Bhd.	18,590,075	22,887
Mah Sing Group Bhd.	30,938,633	13,097
MISC Bhd.	6,549,700	15,588
Naim Cendera Holdings Bhd.	11,661,500	9,589
Resorts World Bhd.	39,990,400	29,760
S P Setia Bhd.	39,872,950	36,219
StemLife Bhd. (3)	8,331,900	2,834
Tanjong PLC	3,812,200	14,534
TM International Bhd. (1)	16,106,100	26,383
Transmile Group Bhd. (1) (3)	15,205,500	3,859
Transmile Group Bhd. (1) (3)		368,508

Mexico - 8.47%
América Móvil, SAB de CV, Series A	48,825,000	108,971
América Móvil, SAB de CV, Series L	42,221,320	96,579
América Móvil, SAB de CV, Series L (ADR)	4,165,500	193,113
Bolsa Mexicana de Valores, SAB de CV, Series A (1)	7,705,600	6,416
Carso Infraestructura y Construcción SAB de CV, Series B1 (1)	56,128,500	43,768
CEMEX, SAB de CV, ordinary participation certificates, units (ADR) (1)	4,271,416	73,554
Empresas ICA, SAB de CV, ordinary participation certificates (1)	10,982,351	31,545
Grupo Famsa, SAB de CV, Series A (1)	3,718,906	8,484
Grupo Financiero Inbursa, SAB de CV	25,301,000	86,570
Grupo México, SAB de CV, Series B	2,432,492	2,548
Grupo Modelo, SAB de CV, Series C	3,307,400	14,022
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	306,328	6,699
Impulsora del Desarrollo y el Empleo en America Latina, SAB de CV, Series B1 (1)	53,987,800	55,083
Industrias CH, SAB de CV, Series B (1)	15,200	55
Kimberly-Clark de México, SAB de CV, Series A	5,261,650	22,605
Teléfonos de México, SAB de CV, Series L (ADR)	2,854,600	73,506
Wal-Mart de México, SAB de CV, Series V	10,659,295	36,520
		860,038

Morocco - 0.12%
Holcim (Maroc) SA	46,585	12,722

Netherlands - 0.47%
Efes Breweries International NV (GDR) (1)	465,304	8,143
New World Resources NV, Class A	1,049,136	13,250
Vimetco NV (GDR) (1)	1,553,650	5,470
X5 Retail Group NV (GDR) (1)	956,134	20,910
X5 Retail Group NV (GDR) (1)		47,773

Oman - 0.22%
BankMuscat (SAOG) (GDR)	2,040,632	22,447

Pakistan - 0.09%
Fauji Fertilizer Co. Ltd.	250,500	273
Oil and Gas Development Co. Ltd. (GDR)	791,800	9,344
		9,617

Peru - 0.16%
Cía. de Minas Buenaventura SAA (ADR)	678,100	15,922

Philippines - 0.99%
Ayala Land, Inc.	53,616,196	10,688
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost: $1,850,000) (1) (2)	724,790	-
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost: $616,000) (1) (2)	241,431	-
Energy Development Corp.	550,392,000	47,142
International Container Terminal Services, Inc.	15,874,588	8,822
Philippine Airlines, Inc. (1)	68,631,450	1,238
Philippine Long Distance Telephone Co.	90,360	5,100
Philippine Long Distance Telephone Co. (ADR)	265,200	14,941
SM Investments Corp.	2,313,829	12,840
SM Investments Corp.		100,771

Poland - 1.02%
Polski Koncern Naftowy ORLEN SA	2,630,300	37,838
Telekomunikacja Polska SA	6,878,100	65,730
		103,568

Russia - 8.71%
Baring Vostok Private Equity Fund, LP (acquired 12/15/00, cost: $6,484,000) (1) (2) (3) (4) (5)	11,672,532	16,602
Baring Vostok Private Equity Fund III, LP (acquired 3/30/05, cost: $18,844,000) (1) (2) (3) (4) (5)	19,986,614	20,900
Baring Vostok Private Equity Fund IV, LP (acquired 4/25/07, cost: $3,101,000) (1) (2) (3) (4) (5)	3,101,471	2,367
Baring Vostok Fund IV Supplemental Fund, LP (acquired 10/8/07, cost: $4,215,000) (1) (2) (3) (4) (5)	4,215,000	3,918
Evraz Group SA (GDR)	1,233,450	47,796
Integra Group, Class A (GDR) (1)	2,988,610	10,643
JSC Polymetal (GDR) (1)	984,400	4,152
JSC Uralkali	3,981,680	22,348
JSC Uralkali (GDR)	455,840	14,319
New Century Capital Partners, LP (acquired 12/7/95, cost: $951,000) (1) (2) (4)	5,247,900	2,861
OAO Gazprom	1,334,000	10,771
OAO Gazprom (ADR)	5,798,150	186,327
OAO Severstal (GDR)	221,000	2,390
OAO TMK	1,212,914	6,732
OAO TMK (GDR)	2,363,350	59,147
OJSC Holding Co. Sibirskiy Cement	693,300	58,237
OJSC LSR Group (GDR) (1)	1,313,400	6,992
OJSC M.video (1)	5,018,570	14,554
OJSC Magnit (1)	572,564	18,837
OJSC Magnit (GDR) (1)	1,204,800	11,027
OJSC Magnitogorsk Iron and Steel Works (GDR)	4,699,900	37,596
OJSC MMC Norilsk Nickel (ADR)	1,089,700	15,276
OJSC Mobile TeleSystems (ADR)	1,759,000	98,522
OJSC Novolipetsk Steel (GDR)	947,650	17,737
OJSC OC Rosneft (GDR)	19,363,215	133,423
OJSC Pharmstandard (GDR) (1)	819,900	14,410
OJSC Power Machines (1)	66,002,565	11,220
OJSC VTB Bank (GDR)	913,100	3,804
Sberbank (Savings Bank of the Russian Federation)	17,890,914	31,648
		884,556

Singapore - 0.69%
Ascendas India Trust	28,651,500	10,471
Banyan Tree Holdings Ltd.	3,782,000	2,356
CapitaRetail China Trust	15,080,000	7,557
Noble Group Ltd.	5,334,000	5,034
Olam International Ltd.	3,331,190	4,277
Raffles Education Corp. Ltd.	4,916,000	2,479
Wilmar International Ltd.	20,984,420	37,419
		69,593

South Africa - 5.92%
AngloGold Ashanti Ltd.	2,290,697	52,854
AngloGold Ashanti Ltd. (ADR)	2,173,797	50,215
Anglo Platinum Ltd.	124,141	11,267
Aveng Ltd.	4,361,056	33,292
Gold Fields Ltd.	384,100	3,717
Harmony Gold Mining Co. Ltd. (1) (3)	11,175,108	109,339
Harmony Gold Mining Co. Ltd. (ADR) (1) (3)	9,391,292	90,908
Impala Platinum Holdings Ltd.	1,422,987	28,936
MTN Group Ltd.	878,658	12,457
Murray & Roberts Holdings Ltd.	2,897,580	35,429
Mvelaphanda Resources Ltd. (1)	3,559,539	17,824
Raubex Group Ltd.	1,372,787	5,109
Sappi Ltd.	4,049,846	39,611
Sappi Ltd. (ADR)	847,700	8,477
Sasol Ltd.	1,040,411	44,247
Sasol Ltd. (ADR)	118,400	5,031
South African Private Equity Fund III, LP (acquired 9/23/98, cost: $10,827,000) (1) (2) (3) (4) (5)	27,594	33,439
Wilson Bayly Holmes - Ovcon Ltd.	1,036,447	18,351
		600,503

South Korea - 7.67%
Cheil Worldwide Inc.	31,970	6,008
Gmarket Inc. (ADR) (1) (3)	2,554,429	59,365
Hankook Tire Co., Ltd.	1,164,160	16,431
Hite Brewery Co., Ltd. (1)	118,022	21,980
Korean Reinsurance Co.	473,988	3,721
KT&G Corp.	425,400	31,716
LG Electronics Inc.	452,300	42,173
LG Electronics Inc., nonvoting preferred	245,695	9,955
LG Telecom Ltd.	9,082,838	75,974
Lotte Shopping Co. (GDR)	2,900	33
Lotte Shopping Co. (GDR) (acquired 1/27/06, cost: $5,861,000) (2)	282,870	3,170
Macquarie Korea Infrastructure Fund	205,000	953
Macquarie Korea Infrastructure Fund (GDR)	4,843,310	23,248
Mirae Asset Securities Co., Ltd.	30,297	2,693
NHN Corp. (1)	455,395	58,746
Samsung Electronics Co., Ltd.	366,772	168,980
Samsung Electronics Co., Ltd. (GDR)	758,028	174,048
Samsung Engineering Co., Ltd.	344,420	21,517
Shinhan Financial Group Co., Ltd.	491,750	17,739
Shinsegae Co., Ltd.	28,326	13,362
S-Oil Corp.	470,730	27,119
		778,931

Sri Lanka - 0.11%
Dialog Telekom Ltd.	149,615,180	11,072

Taiwan - 8.13%
AU Optronics Corp. (ADR)	970,387	11,024
CTCI Corp.	170,842	115
Delta Electronics, Inc.	27,579,700	71,440
Formosa Plastics Corp.	33,217,000	54,083
Fubon Financial Holding Co., Ltd.	12,395,000	8,659
High Tech Computer Corp.	3,172,709	45,286
Hon Hai Precision Industry Co., Ltd.	23,468,588	83,307
Hon Hai Precision Industry Co., Ltd. (GDR)	1,181,444	8,279
InnoLux Display Corp.	1,275,095	1,722
MediaTek Incorporation	2,764,623	28,803
Phison Electronics Corp.	2,478,374	6,127
President Chain Store Corp.	5,042,517	14,708
Synnex Technology International Corp.	17,063,990	26,206
Taiwan Cement Corp.	49,185,324	29,113
Taiwan Mobile Co., Ltd.	30,125,422	48,021
Taiwan Semiconductor Manufacturing Co., Ltd.	206,004,185	337,928
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,058,007	9,914
TECO Electric & Machinery Co., Ltd.	42,504,000	14,974
Test-Rite International Co., Ltd.	16,227,309	8,742
Tripod Technology Corp.	8,206,265	15,832
Yageo Corp.	4,163,000	834
		825,117

Thailand - 1.98%
Banpu PCL	12,218,100	108,950
Banpu PCL, nonvoting depositary receipt	1,713,700	15,281
Bumrungrad Hospital PCL (3)	43,774,600	41,884
Esso (Thailand) PCL	68,060,500	13,942
Glow Energy PCL	14,958,000	12,427
Rojana Industrial Park PCL	26,670,500	8,322
		200,806

Turkey - 1.12%
Akbank TAŞ	4,842,239	24,652
Aktas Elektrik Ticaret AŞ (1)	4,273
Anadolu Efes Biracilik ve Malt Sanayii AŞ	3,639,971	37,324
Coca-Cola İçecek AŞ, Class C	1,300,245	10,488
Koc Holding AŞ, Class B (1)	4,192,086	12,790
Selçuk Ecza Deposu Ticaret ve Sanayi AŞ, Class B	823,420	823
Türk Telekomünikasyon AS, Class D (1)	1,762,418	5,220
Turkcell İletişim Hizmetleri AŞ.	1,998,052	12,211
Turkcell İletişim Hizmetleri AŞ. (ADR)	200,000	2,998
Türkiye Garanti Bankasi AŞ (1)	2,987,978	7,093
		113,599

United Arab Emirates - 0.26%
DP World Ltd.	36,789,667	26,121

United Kingdom - 0.76%
Eurasian Natural Resources Corp. PLC	1,071,923	9,765
Ferrexpo PLC	2,981,893	8,469
Gem Diamonds Ltd. (1)	2,443,811	30,013
Hochschild Mining PLC	1,395,400	6,285
Kazakhmys PLC	258,790	2,715
Lonrho PLC (1) (3)	24,952,000	8,248
Namakwa Diamonds Ltd. (1)	4,370,700	7,315
Volga Gas PLC (1)	1,382,346	4,425
		77,235

United States of America - 0.62%
CTC Media, Inc. (1)	1,115,700	16,736
Freeport-McMoRan Copper & Gold Inc.	152,400	8,664
Genpact Ltd. (1)	2,005,800	20,840
Sohu.com Inc. (1)	297,400	16,580
		62,820

Vietnam - 0.13%
Vietnam Enterprise Investments Ltd., Redeemable (acquired 9/20/01, cost: $4,515,000) (1) (2) (4)	1,630,227	4,565
Vietnam Resource Investments (Holdings) Ltd. (acquired 6/15/07, cost: $11,302,000) (1) (2) (4)	1,108,000	8,587
Vietnam Resource Investment (Holdings) Ltd., warrants expire June 18, 2010 (acquired 6/15/07, cost: $0) (1) (2)	110,800	3
		13,155

Multinational - 0.77%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired 6/30/99, cost: $6,704,000) (2) (3) (4) (5)	55,951	12,186
Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost: $38,122,000) (2) (3) (4) (5)	46,928	50,147
International Hospital Corp. Holding NV (acquired 9/25/97, cost: $8,011,000) (1) (2) (3)	609,873	4,470
International Hospital Corp. Holding NV, convertible preferred (acquired 2/12/07, cost: $2,336,000) (2) (3)	318,677	2,336
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $189,000) (1) (2) (3) (4)	279,240	416
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $2,584,000) (1) (2) (3) (4)	3,810,369	5,675
Pan-African Investment Partners II Ltd., Class A (acquired 6/20/08, cost: $3,525,000) (1) (2) (3) (4) (5)	3,800	2,889
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $197,000) (2) (3) (4)	600,000	54
		78,173

Miscellaneous - 1.01%
Equity securities in initial period of acquisition		102,130

Total equity securities (cost: $9,600,315,000)		9,260,444

Bonds and notes	Units or principal	Value
	amount (000)	(000)

Argentina - 0.64%
Republic of Argentina:
Index-Linked, Payment-in-Kind Bond, 8.601% December 31, 2033 (6)	ARS 237,915	61,073
GDP-Linked Bond, 0% December 15, 2035 (7)	128,239	3,459
		64,532

Brazil - 0.76%
Banco BMG SA 8.75% July 1, 2010	$1,833	1,765
Banco BMG SA 8.75% July 1, 2010 (acquired 6/22/05, cost: $6,714,000) (2)	6,720	6,468
Dasa Finance Corp. 8.75% May 29, 2018 (acquired 5/21/08, cost: $2,175,000) (2)	2,210	1,867
Federal Republic of Brazil:
12.50% January 5, 2022	BRL 43,390	23,485
10.25% January 10, 2028	29,235	13,573
Light - Serviços de Eletricidade SA 10.236% convertible debentures, June 30, 2015 (6)	3,286	3,857
Nota do Tesouro Nacional 10.00% January 1, 2017	62 Units	26,365
		77,380

Colombia - 0.08%
Republic of Colombia:
11.75% March 1, 2010	COP 3,100,000	1,441
12.00% October 22, 2015	6,885,000	3,313
9.85% June 28, 2027	6,885,000	2,914
		7,668

Dominican Republic - 0.00%
Dominican Republic Payment-in-Kind Bond, 9.50% September 27, 2011 (acquired 5/12/05, cost: $491,000) (2)	$468	461

India - 0.01%
Rajesh Exports Ltd. 0% convertible debentures, February 21, 2012 (7)	1,400	1,100

Indonesia - 0.03%
PT Medco Energi Internasional Tbk 0% convertible debentures, May 12, 2011 (7)	3,000	3,233

Mexico - 0.44%
United Mexican States Government, Series M30, 10.00% November 20, 2036	MXN 4,242	44,841

Russia - 0.08%
Evraz Group SA 8.875% April 24, 2013	$5,390	4,123
Evraz Group SA 8.875% April 24, 2013 (acquired 4/17/08, cost: $4,785,000) (2)	4,785	3,661
Russian Federation 7.50% March 31, 2030	272	276
		8,060

South Africa - 0.10%
Edcon Pty Ltd. 8.208% June 15, 2014 (6)	EUR 12,070	10,188

Turkey - 0.03%
Republic of Turkey:
14.00% January 19, 2011	TRY 2,300	1,641
Index-Linked Bond, 11.515% February 15, 2012 (6) (7)	2,060	1,746
		3,387

Venezuela - 0.01%
Republic of Venezuela:
8.50% October 8, 2014	$129	106
7.65% April 21, 2025	1,225	747
		853

Total bonds and notes (cost: $255,909,000)		221,703

Short-term securities	Units or principal	Value
	amount (000)	(000)

Corporate short-term notes - 4.90%
Barton Capital Corp. 4.15% due 10/6/08	44,300	44,269
Enterprise Funding Co. LLC 3.00%-4.15% due 10/1-10/6/08	249,700	249,568
Honeywell International Inc. 2.12% due 10/17/08	58,300	58,242
Jupiter Securitization Corp. 5.50% due 10/1/08	107,600	107,584
Rabobank USA Financial Corp. 2.15% due 10/7/08	37,500	37,484
		497,147

Total short-term securities (cost: $497,147,000)		497,147

Total investment securities (cost: $10,353,371,000)		9,979,294

Net unrealized appreciation on foreign currency contracts (8)		9,858
Excess of cash and receivables over payables		162,204

Net assets		$10,151,356

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securites laws); resale to the public may require registration in the country where the primary market is located, and no right to demand registration exists. As of September 30, 2008, the total value and cost of such securities were $235,355,000 and $283,928,000, respectively, and the value represented 2.32% of net assets.

(3) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940.  This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities.  New Asia East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund.  A summary of the fund's transactions in the securities of affiliated issuers during the three months ended September 30, 2008 can be found in the investment in affiliates schedule below.

(4) Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund.  Therefore, the cost and market value may not be indicative of the private equity fund's performance.

(5) Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future.  Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(6) Coupon rate may change periodically.
(7) Represents a zero coupon security that may convert to a coupon-bearing security at a later date.
(8) As of September 30, 2008, the unrealized foreign currency contracts receivable consists of the following:

Abbreviations

Securities:
ADR - American Depositary Receipts
BDR - Brazilian Depositary Receipts
CDI - CREST Depository Interest
GDR - Global Depositary Receipts

Currencies other than U.S. dollars:
ARS - Argentine Peso
BRL - Brazilian Real
COP - Colombian Peso
CZK - Czech Koruna
EUR - Euro
ILS - Israeli Shekel
KRW - South Korean Won
MXN - Mexican Peso
PLN - Polish Zloty
TRY - New Turkish Lira
ZAR - South African Rand

	Contract amount		U.S. valuation

				Unrealized
	Non-U.S.	U.S.	Amount	appreciation/(depreciation)
	(000)	(000)	(000)	(000)
Sales:
Czech Koruna to U.S. Dollar expiring 11/14/08-6/26/09	CZK 185,569	$11,856	$10,693	$1,163
Israeli Shekel to U.S. Dollar expiring 12/10/08	ILS 151,140	41,665	43,463	(1,798)
New Turkish Lira to U.S. Dollar expiring 10/17-10/27/08	TRY 32,088	25,017	24,975	42
Polish Zloty to U.S. Dollar expiring 12/10/08-6/26/09	PLN 119,243	52,349	49,060	3,289
South African Rand to U.S. Dollar expiring 11/18/08	ZAR 402,178	49,727	47,917	1,810
South Korean Won to U.S. Dollar expiring 11/12/08	KRW 41,490,488	40,677	34,546	6,131
U.S. Dollar to Euro expiring 10/23/08	EUR 25,442	35,886	36,665	(779)

Foreign currency contract ---net……………				$9,858

Disclosure of fair value measurements

The Emerging Markets Growth Fund (the fund) adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on July 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.  The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities		Forward currency contracts
Level 1 – Quoted prices	$2,695,850
Level 2 – Other significant observable inputs	7,032,324	[1]	$9,858	[2]
Level 3 – Significant unobservable inputs	251,120
Total	$9,979,294

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended September 30, 2008  (dollars in thousands):

Beginning value at 7/1/08	$212,489
Net purchases	107,742
Net unrealized depreciation	(77,742)
Net transfers into Level 3	8,631
Ending value at 9/30/08	$251,120

Net unrealized depreciation during the period on Level 3 securities held at 9/30/08	$(77,742)

[1] Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading for these securities.
[2] Net unrealized appreciation on forward currency contracts is not included in the investment portfolio.

Federal income tax information

As of September 30, 2008, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax reporting purposes was $10,491,850,000. Net unrealized depreciation on investment securities aggregated $512,556,000, of which $1,581,579,000 related to appreciated securities and $2,094,135,000 related to depreciated securities.

					Dividend
	Beginning	Purchases/	Sales/	Ending	income	Value
Issuer	shares	Additions	Reductions	shares	(000)	(000)

Affiliated issuers:
Bumrungrad Hospital	43,774,600	-	-	43,774,600	$466	$41,884
CIC Energy	3,251,700	-	-	3,251,700	-	9,830
Dufry South America	2,963,500	753,000	-	3,716,500	-	30,857
Gmarket	2,554,429	-	-	2,554,429	-	59,365
Harmony Gold Mining	16,821,400	3,745,000	-	20,566,400	-	200,247
IJM	48,746,514	1,048,000	-	49,794,514	-	68,289
Lonrho	20,377,200	4,574,800	-	24,952,000	-	8,248
McLeod Russel India	5,566,169	-	-	5,566,169	130	10,037
StemLife	8,331,900	-	-	8,331,900	7	2,834
Transmile Group	15,205,500	-	-	15,205,500	-	3,859

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund	11,429,113	243,419	-	11,672,532	-	16,602
Baring Vostok Private Equity Fund III	19,460,214	526,400	-	19,986,614	-	20,900
Baring Vostok Private Equity Fund IV	6,610,371	706,100	-	7,316,471	-	6,285
Capital International Global Emerging Markets	55,951	-	-	55,951	-	12,186
Privated Equity Fund
Capital International Private Equity Fund IV	46,808	120	-	46,928	278	50,147
International Hospital	928,550	-	-	928,550	-	6,806
New Asia East Investment Fund	4,089,609	-	-	4,089,609	-	6,091
New GP Capital Partners	27,000	-	-	27,000	-	-
Pan-African Investment Partners II	3,800	-	-	3,800	-	2,889
Pan Asia Special Opportunities Fund	600,000	-	-	600,000	-	54
South African Private Equity Fund III	27,594	-	-	27,594	-	33,439
					$881	$590,849

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: November 28, 2008

By /s/ Michael A. Felix
Michael A. Felix, Vice President and Treasurer

Date: November 28, 2008